Property, Equipment, and Other Fixed Assets	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Property, Equipment, and Other Fixed Assets [Line Items]
PROPERTY, EQUIPMENT, AND OTHER FIXED ASSETS

NOTE 5 — PROPERTY, EQUIPMENT, AND OTHER FIXED ASSETS

Property, equipment and other fixed assets, net consisted of the following:

	As of March 31, 2025	As of December 31, 2024
Internally-developed software	$1,360,803	$988,225
Furniture	384,368	384,368
Equipment and vehicles	2,477,034	2,477,034
Leasehold improvements	10,000	10,000
Property and equipment	4,232,205	3,859,627
Accumulated depreciation	(1,602,922)	(1,383,664)
	$2,629,283	$2,475,963

Depreciation expense related to the Company’s property and equipment was $219,258 and $168,403 for the three months ended March 31, 2025, and 2024, respectively, which are included in depreciation and amortization expense on the accompanying condensed consolidated statements of operations.

NOTE 6 — PROPERTY, EQUIPMENT, AND OTHER FIXED ASSETS

Property, equipment and other fixed assets, net consisted of the following:

	December 31, 2024	December 31, 2023
Internally-developed software	$988,225	$691,745
Furniture	384,368	126,007
Equipment and vehicles	2,477,034	2,220,168
Leasehold improvements	10,000	—
Property and equipment	3,859,627	3,037,920
Accumulated depreciation	(1,383,664)	(748,197)
	$2,475,963	$2,289,723

Depreciation expense related to the Company’s property and equipment was $691,373 and $444,660 for the years ended December 31, 2024, and 2023, respectively, which are included in depreciation and amortization expense on the accompanying consolidated statements of operations.

Heliogen, Inc. [Member]
Property, Equipment, and Other Fixed Assets [Line Items]
PROPERTY, EQUIPMENT, AND OTHER FIXED ASSETS

Note 4 — Property, Plant and Equipment

Major classes of property, plant and equipment, consisted of the following:

$ in thousands	Estimated Useful Lives in Years	March 31, 2025	December 31, 2024
Leasehold improvements	5 – 7	$36	$36
Computer equipment	2 – 3	2,003	2,019
Machinery, vehicles and other equipment	5 – 7	185	504
Furniture and fixtures	2	174	321
Total property, plant and equipment		2,398	2,880
Accumulated depreciation		(2,261)	(2,565)
Total property, plant and equipment, net		$137	$315

Depreciation expense for property, plant and equipment was $24 thousand and $0.4 million for the three months ended March 31, 2025 and 2024, respectively, and is recorded in selling, general and administrative (“SG&A”) expense with a portion allocated to cost of services revenue.

Asset Sales

During the second quarter of 2024, we began to sell assets, which were primarily located at our Manufacturing Facility as a result of the decision to close the facility. During the three months ended March 31, 2025, we received $54 thousand in proceeds from the sale of property, plant and equipment and recognized a loss of $0.1 million from disposal of assets, which is recorded in SG&A expense.

Note 7 — Property, Plant and Equipment

Major classes of property, plant and equipment, consisted of the following:

$ in thousands	Estimated Useful Lives in Years	December 31,
		2024	2023
Leasehold improvements	5 – 7	$36	$3,107
Computer equipment	2 – 3	2,019	2,165
Machinery, vehicles and other equipment	5 – 7	504	4,307
Furniture and fixtures	2	321	664
Construction in progress		—	125
Total property, plant and equipment		2,880	10,368
Accumulated depreciation		(2,565)	(4,791)
Total property, plant and equipment, net		$315	$5,577

Depreciation expense for property, plant and equipment was $0.9 million and $2.1 million for the years ended December 31, 2024 and 2023, respectively, and is recorded in SG&A expense with a portion allocated to cost of services revenue.

During the second quarter of 2024, we recorded an impairment of property, plant and equipment of $3.4 million, included in impairment and other charges on our consolidated statements of operations. Refer to Note 13 — Impairment and Other Charges — Manufacturing Facility Closure for additional information.

Asset Sales

During the second quarter of 2024, we began to sell assets, which were primarily located at our Manufacturing Facility as a result of the decision to close the facility. During the year ended December 31, 2024, we received $0.9 million in proceeds from the sale of property, plant and equipment and recognized a loss of $0.3 million from disposal of assets, which is recorded in SG&A expense.